Share-Based Compensation - Schedule of Stock Options Activity (Details) - Stock options [member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding		2.4	[1]	2.0
Granted		0.6		0.7	0.5
Exercised		(0.2)
Exercisable, ending balance	[2]	1.1
Weighted average exercise price, beginning balance		$ 51.24
Weighted average exercise price, granted		79.36		$ 58.40	$ 58.83
Weighted average exercise price, exercised		50.15
Weighted average exercise price, ending balance		58.50		$ 51.24
Weighted average exercise price, exercisable		$ 50.07
Outstanding, aggregate intrinsic value		$ 36
Outstanding, weighted average remaining contractual term		8 years
Exercisable, aggregate intrinsic value		$ 25
Exercisable, weighted average remaining contractual term		7 years

[1]	The aggregate intrinsic value was $36 million and the weighted average remaining contractual term was 8 years.
[2]	The aggregate intrinsic value was $25 million and the weighted average remaining contractual term was 7 years